Financial instruments (Details 1) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments Details
Fair value of US$ Warrants, Beginning of the Year		CAD 1,238,000	CAD 241,000
Transfer to common shares upon exercise of US$ warrants in the year		(1,280,800)	(374,500)
Increase in fair value during the year		CAD 42,800	1,371,500
Fair value of US$ Warrants, end of the year			CAD 1,238,000